UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 32.2%
Consumer Discretionary 4.6%
Auto Components 0.1%
BorgWarner, Inc.	200	15,582
TRW Automotive Holdings Corp.*	400	14,824

		30,406
Hotels Restaurants & Leisure 0.7%
Brinker International, Inc.	1,000	31,100
McDonald's Corp.	3,930	189,741
Yum! Brands, Inc.	900	55,674

		276,515

Household Durables 0.2%
NVR, Inc.*	100	82,400
Snap-on, Inc.	200	10,900

		93,300
Leisure Equipment & Products 0.1%
Hasbro, Inc.	700	22,127
Media 1.5%
Liberty Global, Inc. "A"*	1,900	68,191
McGraw-Hill Companies, Inc.	2,670	174,965
Omnicom Group, Inc.	1,700	178,007
The DIRECTV Group, Inc.*	8,700	207,408

		628,571
Multiline Retail 1.2%
Family Dollar Stores, Inc.	1,600	50,944
Federated Department Stores, Inc.	4,000	175,680
J.C. Penney Co., Inc.	200	15,818
Kohl's Corp.*	2,200	162,888
Nordstrom, Inc.	1,300	71,396
Target Corp.	600	35,622

		512,348
Specialty Retail 0.5%
Dick's Sporting Goods, Inc.*	1,600	89,744
Ross Stores, Inc.	2,900	96,135
The Sherwin-Williams Co.	400	25,508

		211,387
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	2,600	126,958
Consumer Staples 2.2%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	1,800	39,492
PepsiCo, Inc.	2,610	172,495

		211,987
Food & Staples Retailing 0.4%
Safeway, Inc.	4,400	159,720
Food Products 0.4%
General Mills, Inc.	2,700	161,730
Household Products 0.5%
Colgate-Palmolive Co.	1,700	115,158
Kimberly-Clark Corp.	1,300	92,521

		207,679
Tobacco 0.4%
Altria Group, Inc.	1,730	119,232
Loews Corp. - Carolina Group	500	38,265

		157,497
Energy 3.6%
Energy Equipment & Services 0.9%
Global Industries Ltd.*	3,900	80,964
Patterson-UTI Energy, Inc.	4,600	112,194
Tidewater, Inc.	2,000	126,420
Unit Corp.*	1,200	68,580

		388,158
Oil, Gas & Consumable Fuels 2.7%
Chesapeake Energy Corp.	3,900	131,625

Chevron Corp.	200	15,558
Devon Energy Corp.	2,300	167,601
ExxonMobil Corp.	3,166	251,317
Marathon Oil Corp.	1,600	162,480
Newfield Exploration Co.*	2,200	96,250
Tesoro Corp.	1,100	133,320
Valero Energy Corp.	2,100	147,483

		1,105,634
Financials 6.2%
Capital Markets 1.2%
Morgan Stanley	2,520	211,705
The Bear Stearns Companies, Inc.	200	31,140
The Goldman Sachs Group, Inc.	1,200	262,332

		505,177
Commercial Banks 0.8%
SunTrust Banks, Inc.	200	16,884
US Bancorp	1,600	54,960
Wells Fargo & Co.	7,130	255,896

		327,740
Diversified Financial Services 2.4%
Bank of America Corp.	8,150	414,835
Citigroup, Inc.	4,000	214,480
JPMorgan Chase & Co.	7,000	364,700

		994,015
Insurance 1.1%
Allstate Corp.	1,000	62,320
CNA Financial Corp.*	500	23,335
Genworth Financial, Inc. "A"	3,500	127,715
MetLife, Inc.	3,080	202,356
Philadelphia Consolidated Holding Corp.*	100	4,340
Principal Financial Group, Inc.	400	25,396

		445,462
Real Estate Investment Trusts 0.6%
AMB Property Corp. (REIT)	100	6,091
Archstone-Smith Trust (REIT)	400	20,844
AvalonBay Communities, Inc. (REIT)	100	12,226
Equity Residential (REIT)	400	18,572
Hospitality Properties Trust (REIT)	100	4,553
Host Hotels & Resorts, Inc. (REIT)	1,000	25,640
ProLogis (REIT)	600	38,880
Public Storage, Inc. (REIT)	300	27,996
Simon Property Group, Inc. (REIT)	300	34,584
The Macerich Co. (REIT)	100	9,512
Vornado Realty Trust (REIT)	300	35,589

		234,487
Thrifts & Mortgage Finance 0.1%
Fannie Mae	900	53,028
Health Care 4.6%
Biotechnology 0.2%
Gilead Sciences, Inc.*	1,200	98,064
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	2,600	147,238

Becton, Dickinson & Co.	2,200	173,118
Dade Behring Holdings, Inc.	1,000	49,110
Kinetic Concepts, Inc.*	1,900	95,000
Zimmer Holdings, Inc.*	1,100	99,528

		563,994
Health Care Providers & Services 0.6%
Coventry Health Care, Inc.*	2,000	115,660
Humana, Inc.*	1,600	101,184
WellCare Health Plans, Inc.*	300	24,177

		241,021
Life Sciences Tools & Services 0.1%
Covance, Inc.*	400	24,200
Pharmaceuticals 2.3%
Abbott Laboratories	4,500	254,790
Eli Lilly & Co.	1,100	65,043
Johnson & Johnson	1,110	71,284
Merck & Co., Inc.	800	41,152
Pfizer, Inc.	12,600	333,396
Schering-Plough Corp.	6,400	203,072

		968,737
Industrials 3.5%
Aerospace & Defense 2.2%
Boeing Co.	2,760	256,680
Honeywell International, Inc.	3,050	165,249
Lockheed Martin Corp.	1,100	105,754
Raytheon Co.	4,000	214,160
United Technologies Corp.	2,600	174,538

		916,381
Airlines 0.4%
AMR Corp.*	3,200	83,488
Continental Airlines, Inc. "B"*	2,200	80,432

		163,920
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	2,000	80,400
Industrial Conglomerates 0.3%
General Electric Co.	3,840	141,542
Machinery 0.1%
Manitowoc Co., Inc.	600	40,938
Road & Rail 0.3%
Hertz Global Holdings, Inc.*	600	11,940
Ryder System, Inc.	2,000	105,280

		117,220
Trading Companies & Distributors 0.0%
United Rentals, Inc.*	200	6,700
Information Technology 4.0%
Communications Equipment 0.0%
Cisco Systems, Inc.*	520	13,905
Computers & Peripherals 1.3%
Hewlett-Packard Co.	490	20,649
International Business Machines Corp.	3,100	316,851
Lexmark International, Inc. "A"*	2,000	109,000

Western Digital Corp.*	5,800	102,544

		549,044
Internet Software & Services 0.4%
eBay, Inc.*	1,740	59,056
Google, Inc. "A"*	230	108,417
Yahoo!, Inc.*	500	14,020

		181,493
IT Services 0.4%
Acxiom Corp.	400	9,040
Computer Sciences Corp.*	2,000	111,080
Convergys Corp.*	200	5,052
Unisys Corp.*	3,900	30,576

		155,748
Office Electronics 0.0%
Xerox Corp.*	300	5,550
Semiconductors & Semiconductor Equipment 1.3%
Altera Corp.*	1,100	24,794
Intel Corp.	6,200	133,300
MEMC Electronic Materials, Inc.*	900	49,392
Novellus Systems, Inc.*	3,700	119,769
NVIDIA Corp.*	2,800	92,092
Teradyne, Inc.*	6,000	104,700

		524,047
Software 0.6%
Cadence Design Systems, Inc.*	6,400	142,080
Microsoft Corp.	2,160	64,670
Symantec Corp.*	1,510	26,576

		233,326
Materials 1.1%
Chemicals 0.7%
Albemarle Corp.	400	16,980
Celanese Corp. "A"	1,900	63,023
Eastman Chemical Co.	400	27,080
FMC Corp.	200	15,386
Huntsman Corp.	1,900	37,240
Lyondell Chemical Co.	4,200	130,704

		290,413
Metals & Mining 0.4%
Nucor Corp.	1,800	114,228
Southern Copper Corp.	600	48,180

		162,408
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	1,270	49,174
Citizens Communications Co.	8,600	133,902
Embarq Corp.	1,900	114,076
Level 3 Communications, Inc.*	11,100	61,716
Verizon Communications, Inc.	4,800	183,264

		542,132
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	300	17,085

United States Cellular Corp.*	100	7,250

		24,335
Utilities 1.1%
Electric Utilities 0.3%
Exelon Corp.	1,740	131,213
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	300	26,736
Multi-Utilities 0.7%
Dominion Resources, Inc.	1,400	127,680
Sempra Energy	2,900	184,092

		311,772

Total Common Stocks (Cost $12,281,548)		13,369,165
	Principal Amount ($)	Value ($)

Government & Agency Obligations 67.4%
US Treasury Obligations
US Treasury STRIPS, 4.505%**, 2/15/2013 (Cost $28,131,646)	36,193,000	27,957,536
	Shares	Value ($)

Cash Equivalents 0.7%
Cash Management QP Trust, 5.31% (a) (Cost $284,644)	284,644	284,644
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 40,697,838)	100.3	41,611,345
Other Assets and Liabilities, Net	(0.3)	(105,714)

Net Assets	100.0	41,505,631

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007